Schedule of Investments (unaudited)	iShares® MSCI USA Small-Cap Min Vol Factor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.3%
Aerojet Rocketdyne Holdings Inc.	10,466	$460,609
BWX Technologies Inc.	17,280	980,467
National Presto Industries Inc.	9,296	772,962
Parsons Corp.(a)	12,108	419,421
		2,633,459
Air Freight & Logistics — 0.3%
Air Transport Services Group Inc.(a)	26,262	653,661
Atlas Air Worldwide Holdings Inc.(a)	6,585	534,175
Forward Air Corp.	16,096	1,618,614
		2,806,450
Auto Components — 0.8%
Dorman Products Inc.(a)	48,959	5,110,340
Gentex Corp.	38,135	1,349,598
Standard Motor Products Inc.	9,799	469,372
		6,929,310
Banks — 3.7%
Bank First Corp.	12,241	868,989
Bank OZK	104,282	4,658,277
CBTX Inc.	30,436	827,859
Century Bancorp. Inc./MA, Class A, NVS	4,867	560,435
Commerce Bancshares Inc.	29,601	2,087,167
East West Bancorp. Inc.	41,904	3,330,530
First Hawaiian Inc.	84,870	2,341,563
First Interstate BancSystem Inc., Class A	16,683	693,512
German American Bancorp. Inc.	45,205	1,781,981
Harborone Bancorp. Inc.	90,805	1,304,868
Independent Bank Group Inc.	11,356	820,925
Nicolet Bankshares Inc.(a)	16,673	1,198,622
Origin Bancorp Inc.	39,782	1,774,277
Park National Corp.	27,823	3,577,760
Renasant Corp.	14,083	526,845
Texas Capital Bancshares Inc.(a)	11,151	675,751
UMB Financial Corp.	20,009	1,977,289
Westamerica Bancorp	46,622	2,599,643
		31,606,293
Biotechnology — 8.0%
Acceleron Pharma Inc.(a)	4,715	821,259
Alkermes PLC(a)	281,184	8,517,063
Allakos Inc.(a)	11,382	1,144,802
Allogene Therapeutics Inc.(a)(b)	18,860	325,146
ALX Oncology Holdings Inc.(a)	14,149	792,910
Applied Molecular Transport Inc.(a)	9,266	208,670
Arcutis Biotherapeutics Inc.(a)(b)	22,301	472,335
Arena Pharmaceuticals Inc.(a)	32,112	1,842,908
BioCryst Pharmaceuticals Inc.(a)	79,696	1,189,861
Bluebird Bio Inc.(a)(b)	15,325	358,758
Blueprint Medicines Corp.(a)	8,196	921,968
Celldex Therapeutics Inc.(a)	69,872	2,972,355
Chimerix Inc.(a)	128,446	673,057
Curis Inc.(a)	120,489	783,179
Dynavax Technologies Corp.(a)	160,791	3,210,996
Enanta Pharmaceuticals Inc.(a)	32,019	2,748,831
Essa Pharma Inc.(a)	37,000	336,700
Geron Corp.(a)	421,349	648,877
Halozyme Therapeutics Inc.(a)	101,849	3,877,391
Heron Therapeutics Inc.(a)	75,729	833,776
Humanigen Inc.(a)	25,126	180,405
Security	Shares	Value

Biotechnology (continued)
IGM Biosciences Inc.(a)	9,790	$459,347
Ironwood Pharmaceuticals Inc.(a)	269,698	3,444,044
MacroGenics Inc.(a)	79,602	1,554,627
Madrigal Pharmaceuticals Inc.(a)	16,958	1,318,485
MannKind Corp.(a)	189,635	893,181
Merus NV(a)(b)	27,172	762,175
Myovant Sciences Ltd.(a)	64,058	1,401,589
Ocugen Inc.(a)(b)	124,556	1,474,743
OPKO Health Inc.(a)(b)	569,709	2,159,197
Protagonist Therapeutics Inc.(a)	14,566	453,877
Prothena Corp. PLC(a)	36,277	2,007,932
Puma Biotechnology Inc.(a)	53,969	275,242
Repare Therapeutics Inc.(a)(b)	16,328	408,363
Rhythm Pharmaceuticals Inc.(a)	49,254	566,914
Rubius Therapeutics Inc.(a)	64,432	915,579
Sage Therapeutics Inc.(a)	60,639	2,447,390
Scholar Rock Holding Corp.(a)(b)	38,668	1,016,968
Sorrento Therapeutics Inc.(a)(b)	246,077	1,688,088
Spectrum Pharmaceuticals Inc.(a)	271,293	496,466
United Therapeutics Corp.(a)	47,561	9,072,736
Vanda Pharmaceuticals Inc.(a)	96,797	1,657,165
Vaxart Inc.(a)(b)	97,981	657,453
Viking Therapeutics Inc.(a)	73,042	425,104
Vir Biotechnology Inc.(a)	9,992	376,998
		68,794,910
Building Products — 0.8%
Carlisle Companies Inc.	13,447	2,997,605
CSW Industrials Inc.	26,226	3,635,448
		6,633,053
Capital Markets — 2.8%
Affiliated Managers Group Inc.(b)	2,965	497,764
Diamond Hill Investment Group Inc.	5,295	1,148,274
Donnelley Financial Solutions Inc.(a)	56,131	2,150,940
Houlihan Lokey Inc.	61,554	6,898,972
Interactive Brokers Group Inc., Class A	70,699	5,009,024
Morningstar Inc.	12,610	3,994,218
Virtu Financial Inc., Class A	127,381	3,169,239
WisdomTree Investments Inc.	198,520	1,268,543
		24,136,974
Chemicals — 2.6%
AdvanSix Inc.(a)	49,880	2,424,168
Ashland Global Holdings Inc.	16,618	1,595,494
Balchem Corp.	36,990	5,662,799
NewMarket Corp.	15,410	5,239,554
Sensient Technologies Corp.	75,024	7,172,295
		22,094,310
Commercial Services & Supplies — 0.8%
Brady Corp., Class A, NVS	37,752	1,966,502
Ennis Inc.	45,990	871,051
Healthcare Services Group Inc.	26,496	508,458
Stericycle Inc.(a)(b)	11,699	782,897
U.S. Ecology Inc.(a)	21,496	691,956
UniFirst Corp./MA	9,535	1,887,548
		6,708,412
Communications Equipment — 0.7%
ADTRAN Inc.	49,259	910,306
Ciena Corp.(a)	34,688	1,883,212
NETGEAR Inc.(a)	13,118	378,192
NetScout Systems Inc.(a)	47,208	1,277,448

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Small-Cap Min Vol Factor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
Viavi Solutions Inc.(a)	88,853	$1,368,336
		5,817,494
Construction & Engineering — 0.3%
Argan Inc.	27,673	1,141,788
EMCOR Group Inc.	12,591	1,529,681
		2,671,469
Construction Materials — 0.1%
United State Lime & Minerals Inc.	3,997	493,550

Consumer Finance — 0.1%
FirstCash Inc.	6,622	585,848

Containers & Packaging — 3.0%
AptarGroup Inc.	85,981	10,384,785
Berry Global Group Inc.(a)	26,545	1,739,759
Ranpak Holdings Corp.(a)	59,676	2,056,435
Silgan Holdings Inc.	155,287	6,242,537
Sonoco Products Co.	44,764	2,594,074
TriMas Corp.(a)	76,368	2,546,873
		25,564,463
Diversified Consumer Services — 3.7%
American Public Education Inc.(a)	16,189	404,563
Carriage Services Inc.	30,109	1,549,108
frontdoor Inc.(a)	95,507	3,560,501
Graham Holdings Co., Class B	7,122	4,172,424
Grand Canyon Education Inc.(a)	37,261	2,969,702
H&R Block Inc.	105,518	2,434,300
Service Corp. International	179,826	12,316,283
Terminix Global Holdings Inc.(a)	116,601	4,720,008
		32,126,889
Diversified Telecommunication Services — 0.5%
ATN International Inc.	13,865	565,415
Bandwidth Inc., Class A(a)(b)	14,136	1,205,518
EchoStar Corp., Class A(a)(b)	19,294	452,637
Globalstar Inc.(a)(b)	1,200,933	1,981,540
		4,205,110
Electric Utilities — 3.2%
ALLETE Inc.	72,618	4,468,912
Hawaiian Electric Industries Inc.	119,759	4,857,425
IDACORP Inc.	89,263	9,311,916
MGE Energy Inc.	17,445	1,323,901
Portland General Electric Co.	158,218	7,801,730
		27,763,884
Electronic Equipment, Instruments & Components — 0.6%
Badger Meter Inc.	11,976	1,224,546
MicroVision Inc.(a)(b)	58,382	444,287
National Instruments Corp.	19,533	829,566
OSI Systems Inc.(a)	30,190	2,810,991
		5,309,390
Entertainment — 2.8%
IMAX Corp.(a)	88,242	1,663,362
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)	57,145	1,698,349
Lions Gate Entertainment Corp., Class A(a)(b)	102,538	1,327,867
Lions Gate Entertainment Corp., Class B, NVS(a)	207,033	2,343,614
Madison Square Garden Entertainment Corp.(a)(b)	32,163	2,266,527
Madison Square Garden Sports Corp.(a)	21,620	4,097,206
World Wrestling Entertainment Inc., Class A	53,548	3,271,247
Zynga Inc., Class A(a)	1,009,016	7,446,538
		24,114,710

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) — 9.8%
Agree Realty Corp.	25,458	$1,809,045
American Homes 4 Rent, Class A	334,057	13,562,714
Americold Realty Trust	141,691	4,175,634
CoreSite Realty Corp.	57,615	8,207,833
CubeSmart	310,670	17,089,957
Easterly Government Properties Inc.	116,680	2,453,780
EastGroup Properties Inc.	4,869	962,991
Equity Commonwealth(a)	215,150	5,578,839
First Industrial Realty Trust Inc.	13,700	797,751
Healthcare Realty Trust Inc.	141,936	4,692,404
Healthcare Trust of America Inc., Class A	222,185	7,418,757
JBG SMITH Properties	48,058	1,386,954
Life Storage Inc.	81,179	10,862,562
Monmouth Real Estate Investment Corp.	26,834	505,821
PS Business Parks Inc.	10,191	1,810,941
Rexford Industrial Realty Inc.	15,873	1,066,666
Terreno Realty Corp.	28,258	2,066,508
		84,449,157
Food & Staples Retailing — 3.0%
BJ's Wholesale Club Holdings Inc.(a)	154,963	9,056,038
Casey's General Stores Inc.	26,389	5,054,549
Grocery Outlet Holding Corp.(a)	85,195	1,890,477
Ingles Markets Inc., Class A	25,467	1,762,062
Rite Aid Corp.(a)	58,917	800,682
Sprouts Farmers Market Inc.(a)	208,037	4,605,939
United Natural Foods Inc.(a)	23,826	1,033,810
Weis Markets Inc.	30,836	1,736,375
		25,939,932
Food Products — 4.5%
B&G Foods Inc.	49,257	1,450,126
Calavo Growers Inc.	17,323	696,385
Cal-Maine Foods Inc.	66,100	2,383,566
Flowers Foods Inc.	355,705	8,803,699
Hain Celestial Group Inc. (The)(a)	97,901	4,392,818
Hostess Brands Inc.(a)(b)	230,347	4,355,862
John B Sanfilippo & Son Inc.	14,350	1,212,575
Lancaster Colony Corp.	34,108	5,798,360
Landec Corp.(a)	41,865	406,928
Post Holdings Inc.(a)	20,637	2,094,243
Sanderson Farms Inc.	7,918	1,500,065
Seaboard Corp.	513	1,975,060
Tootsie Roll Industries Inc.	28,584	904,683
TreeHouse Foods Inc.(a)	75,804	2,739,556
		38,713,926
Gas Utilities — 1.5%
Chesapeake Utilities Corp.	9,724	1,274,525
National Fuel Gas Co.	44,642	2,563,790
New Jersey Resources Corp.	14,290	540,305
Northwest Natural Holding Co.	54,596	2,461,733
ONE Gas Inc.	53,659	3,611,251
Spire Inc.	31,876	2,000,538
Star Group LP	64,098	727,512
		13,179,654
Health Care Equipment & Supplies — 3.7%
AngioDynamics Inc.(a)	67,468	1,929,585
Atrion Corp.	2,588	1,884,064
Globus Medical Inc., Class A(a)	64,892	5,007,716
Heska Corp.(a)(b)	11,225	2,509,124
Hill-Rom Holdings Inc.	28,384	4,396,682

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Small-Cap Min Vol Factor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
ICU Medical Inc.(a)	24,288	$5,686,549
Integra LifeSciences Holdings Corp.(a)	22,434	1,490,964
Meridian Bioscience Inc.(a)	72,290	1,359,775
Mesa Laboratories Inc.	6,461	1,975,128
Natus Medical Inc.(a)	41,987	1,051,774
Neogen Corp.(a)	81,597	3,452,369
Senseonics Holdings Inc.(a)(b)	224,166	784,581
Zomedica Corp.(a)(b)	1,587,228	810,121
		32,338,432
Health Care Providers & Services — 3.9%
AMN Healthcare Services Inc.(a)	53,421	5,272,653
Apollo Medical Holdings Inc.(a)(b)	52,650	3,613,370
Chemed Corp.	954	460,067
CorVel Corp.(a)(b)	17,442	3,195,723
Guardant Health Inc.(a)	3,895	454,897
LHC Group Inc.(a)	23,321	3,138,773
Magellan Health Inc.(a)	11,786	1,117,666
ModivCare Inc.(a)	22,514	3,664,604
National HealthCare Corp.	23,042	1,611,557
Owens & Minor Inc.(b)	59,928	2,150,217
Patterson Companies Inc.	16,822	525,856
Premier Inc., Class A	215,595	8,397,425
		33,602,808
Health Care Technology — 0.9%
Computer Programs & Systems Inc.(a)	25,043	904,052
Health Catalyst Inc.(a)	9,370	493,237
HealthStream Inc.(a)	44,696	1,189,361
Inovalon Holdings Inc., Class A(a)	70,088	2,858,890
Vocera Communications Inc.(a)	35,606	2,014,587
		7,460,127
Hotels, Restaurants & Leisure — 0.5%
El Pollo Loco Holdings Inc.(a)	35,509	521,982
Papa John's International Inc.	14,244	1,767,396
Playa Hotels & Resorts NV(a)(b)	204,374	1,739,223
		4,028,601
Household Durables — 0.7%
Ethan Allen Interiors Inc.	37,747	876,108
Helen of Troy Ltd.(a)	18,407	4,140,655
Vuzix Corp.(a)(b)	71,576	765,147
		5,781,910
Household Products — 0.6%
WD-40 Co.	23,038	5,229,626

Insurance — 4.5%
AMERISAFE Inc.	34,383	2,038,568
Axis Capital Holdings Ltd.	129,559	6,746,137
Employers Holdings Inc.	49,406	1,907,072
Enstar Group Ltd.(a)	16,112	3,718,327
Hanover Insurance Group Inc. (The)	64,260	8,096,760
HCI Group Inc.	11,519	1,543,661
Mercury General Corp.	50,481	2,750,710
Safety Insurance Group Inc.	26,122	2,048,226
Selective Insurance Group Inc.	55,770	4,370,695
White Mountains Insurance Group Ltd.	5,494	5,796,115
		39,016,271
Interactive Media & Services — 0.9%
ANGI Inc.(a)	117,222	1,468,792
fuboTV Inc.(a)(b)	42,353	1,262,543
TrueCar Inc.(a)	165,316	692,674
Security	Shares	Value

Interactive Media & Services (continued)
Ziff Davis Inc.(a)	35,683	$4,577,058
		8,001,067
Internet & Direct Marketing Retail — 0.6%
Duluth Holdings Inc., Class B(a)	36,579	524,177
Shutterstock Inc.	40,541	4,911,542
		5,435,719
IT Services — 2.5%
Cass Information Systems Inc.	18,267	748,764
CSG Systems International Inc.	37,916	1,897,696
DXC Technology Co.(a)	18,630	606,779
EVERTEC Inc.	66,968	3,027,623
Evo Payments Inc., Class A(a)	17,565	380,809
ExlService Holdings Inc.(a)	4,805	589,237
International Money Express Inc.(a)	31,399	525,619
Maximus Inc.	108,385	9,166,120
Switch Inc., Class A	143,714	3,633,090
Tucows Inc., Class A(a)(b)	15,856	1,304,949
		21,880,686
Leisure Products — 1.5%
Acushnet Holdings Corp.	65,517	3,337,436
Johnson Outdoors Inc., Class A	10,203	1,083,355
Mattel Inc.(a)	138,883	3,029,038
Smith & Wesson Brands Inc.	99,012	2,128,758
Sturm Ruger & Co. Inc.	31,031	2,447,725
Vista Outdoor Inc.(a)	18,519	774,835
		12,801,147
Life Sciences Tools & Services — 0.7%
Pacific Biosciences of California Inc.(a)	78,975	2,091,258
Repligen Corp.(a)	14,321	4,160,251
		6,251,509
Machinery — 1.5%
ESCO Technologies Inc.	9,203	778,206
Graco Inc.	24,219	1,820,784
Helios Technologies Inc.	36,763	3,347,271
REV Group Inc.	51,416	776,896
Toro Co. (The)	48,571	4,637,073
Wabash National Corp.	91,892	1,427,083
		12,787,313
Media — 0.9%
AMC Networks Inc., Class A(a)	47,364	1,884,614
Boston Omaha Corp., Class A(a)	27,560	977,002
John Wiley & Sons Inc., Class A	38,856	2,104,829
Meredith Corp.(a)	33,494	1,950,690
New York Times Co. (The), Class A	14,623	798,270
		7,715,405
Metals & Mining — 2.0%
Alcoa Corp.	13,141	603,829
McEwen Mining Inc.(a)(b)	701,365	771,501
Royal Gold Inc.	92,301	9,139,645
Schnitzer Steel Industries Inc., Class A	13,162	708,116
United States Steel Corp.	133,851	3,532,328
Warrior Met Coal Inc.	87,420	2,095,457
		16,850,876
Mortgage Real Estate Investment — 0.1%
New Residential Investment Corp.	67,306	764,596

Multi-Utilities — 1.0%
Avista Corp.	120,464	4,795,672

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Small-Cap Min Vol Factor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities (continued)
NorthWestern Corp.	73,609	$4,185,408
		8,981,080
Multiline Retail — 0.0%
Big Lots Inc.	6,552	289,926

Oil, Gas & Consumable Fuels — 0.9%
Antero Midstream Corp.	397,903	4,233,688
Arch Resources Inc.(a)	23,979	2,184,007
Green Plains Inc.(a)	17,579	667,123
Range Resources Corp.(a)	31,005	723,037
		7,807,855
Pharmaceuticals — 1.8%
Aclaris Therapeutics Inc.(a)	64,037	1,111,042
Aerie Pharmaceuticals Inc.(a)	78,440	833,817
Amneal Pharmaceuticals Inc.(a)	171,731	942,803
Amphastar Pharmaceuticals Inc.(a)	67,027	1,252,064
Corcept Therapeutics Inc.(a)	109,577	1,972,386
Nektar Therapeutics(a)	103,587	1,570,379
Pacira BioSciences Inc.(a)	23,433	1,225,077
Phibro Animal Health Corp., Class A	17,189	377,127
Prestige Consumer Healthcare Inc.(a)	60,134	3,607,439
SIGA Technologies Inc.(a)	82,571	595,337
Supernus Pharmaceuticals Inc.(a)	47,817	1,427,337
Theravance Biopharma Inc.(a)	78,992	613,768
		15,528,576
Professional Services — 2.4%
ASGN Inc.(a)	4,344	519,803
CBIZ Inc.(a)(b)	86,115	3,161,282
FTI Consulting Inc.(a)	49,649	7,145,484
Heidrick & Struggles International Inc.	12,345	578,733
Nielsen Holdings PLC	223,081	4,517,390
Resources Connection Inc.	34,192	595,283
TrueBlue Inc.(a)	41,633	1,159,479
Upwork Inc.(a)	64,573	3,042,680
		20,720,134
Real Estate Management & Development — 0.1%
Tejon Ranch Co.(a)	38,657	703,944

Road & Rail — 2.5%
ArcBest Corp.	9,019	810,357
Heartland Express Inc.	91,687	1,497,249
Landstar System Inc.	67,811	11,921,852
Ryder System Inc.	12,002	1,019,570
Schneider National Inc., Class B	100,453	2,505,298
Werner Enterprises Inc.	90,160	4,086,051
		21,840,377
Software — 5.7%
Benefitfocus Inc.(a)	46,106	505,322
Blackbaud Inc.(a)	30,480	2,164,385
CDK Global Inc.	214,743	9,345,615
CommVault Systems Inc.(a)	65,846	4,049,529
Consensus Cloud Solutions Inc.(a)	11,894	753,247
Dolby Laboratories Inc., Class A	82,788	7,314,320
E2open Parent Holdings Inc.(a)	134,196	1,677,450
InterDigital Inc.	26,794	1,793,858
Marathon Digital Holdings Inc.(a)	44,726	2,336,486
MicroStrategy Inc., Class A(a)(b)	1,459	1,043,273
Nuance Communications Inc.(a)	97,658	5,376,073
Progress Software Corp.	25,756	1,324,116

Security	Shares	Value

Software (continued)
SPS Commerce Inc.(a)	31,335	$4,785,795
Teradata Corp.(a)	66,890	3,783,298
Verint Systems Inc.(a)(b)	62,944	2,933,190
		49,185,957
Specialty Retail — 1.3%
American Eagle Outfitters Inc.	12,356	293,331
Monro Inc.	30,484	1,882,692
Murphy USA Inc.	45,784	7,460,503
Winmark Corp.	5,299	1,233,713
		10,870,239
Textiles, Apparel & Luxury Goods — 0.6%
Columbia Sportswear Co.	41,407	4,299,703
Hanesbrands Inc.	29,450	501,828
		4,801,531
Thrifts & Mortgage Finance — 1.3%
Capitol Federal Financial Inc.	117,083	1,420,217
Columbia Financial Inc.(a)	89,919	1,674,292
Kearny Financial Corp./MD	134,329	1,802,695
Northfield Bancorp. Inc.	77,402	1,358,405
Northwest Bancshares Inc.	180,798	2,495,012
TFS Financial Corp.	102,780	2,000,099
Waterstone Financial Inc.	37,692	779,094
		11,529,814
Tobacco — 0.1%
Universal Corp./VA	20,528	964,816

Trading Companies & Distributors — 0.9%
McGrath RentCorp.	6,107	440,559
Watsco Inc.	26,274	7,608,425
		8,048,984
Water Utilities — 1.1%
American States Water Co.	38,257	3,475,266
Cadiz Inc.(a)	64,189	389,627
California Water Service Group	82,112	4,998,978
SJW Group	12,003	791,238
		9,655,109
Wireless Telecommunication Services — 0.6%
Gogo Inc.(a)(b)	36,900	599,994
Shenandoah Telecommunications Co.	83,898	2,318,940
Telephone and Data Systems Inc.	92,393	1,731,445
U.S. Cellular Corp.(a)	23,705	724,662
		5,375,041
Total Common Stocks — 99.7%
(Cost: $751,492,125)		859,528,123

Short-Term Investments

Money Market Funds — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(c)(d)(e)	26,378,187	26,391,376

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Small-Cap Min Vol Factor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	1,870,000	$1,870,000
		28,261,376

Total Short-Term Investments — 3.3%
(Cost: $28,253,081)		28,261,376

Total Investments in Securities — 103.0%
(Cost: $779,745,206)		887,789,499

Other Assets, Less Liabilities — (3.0)%		(26,066,311)
Net Assets — 100.0%		$861,723,188

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$21,934,459	$4,456,916	(a)	$—	$(96)	$97	$26,391,376	26,378,187	$24,446	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,550,000	320,000	(a)	—	—	—	1,870,000	1,870,000	17		—
					$(96)	$97	$28,261,376		$24,463		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	7	12/17/21	$297	$11,132
Russell 2000 E-Mini Index	1	12/17/21	115	1,368
S&P Mid 400 E-Mini Index	6	12/17/21	1,674	63,874
				$76,374

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Small-Cap Min Vol Factor ETF
October 31, 2021

Fair Value Measurements (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$859,528,123	$—	$—	$859,528,123
Money Market Funds	28,261,376	—	—	28,261,376
	$887,789,499	$—	$—	$887,789,499
Derivative financial instruments(a)
Assets
Futures Contracts	$76,374	$—	$—	$76,374

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS               Non-Voting Shares